S000094553 [Member] Expense Example - Franklin New York Municipal Income ETF - Franklin New York Municipal Income ETF	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 112